Post-Employment Benefits - Summary of Defined Contributions Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of defined benefit plans [line items]
Total defined contribution plan expense	$ 35	$ 34	$ 38
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Total defined contribution plan expense	8	6	7
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Total defined contribution plan expense	$ 27	$ 28	$ 31